Parametric
Commodity Strategy Fund
March 31, 2025
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 5.6%
Security	Shares	Value
Commodity Funds — 5.6%
SPDR Gold MiniShares Trust(1)	1,577,000	$ 97,600,530
Total Exchange-Traded Funds (identified cost $54,345,418)		$ 97,600,530

Short-Term Investments — 83.9%
Affiliated Fund — 16.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	278,553,420	$ 278,553,420
Total Affiliated Fund (identified cost $278,553,420)		$ 278,553,420

U.S. Treasury Obligations — 67.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 4/17/25	$20,947	$ 20,907,396
0.00%, 5/15/25	70,947	70,580,276
0.00%, 9/4/25	57,085	56,074,021
0.00%, 10/2/25	45,850	44,897,155
0.00%, 11/28/25	8,020	7,810,544
0.00%, 1/22/26	49,100	47,525,728
0.00%, 2/19/26	146,426	141,294,793
U.S. Treasury Inflation-Indexed Notes:(3)
0.125%, 4/15/25	61,480	61,539,776
0.375%, 7/15/25	51,563	51,654,003
U.S. Treasury Notes:
0.25%, 5/31/25	50,000	49,667,399
0.25%, 7/31/25	100,000	98,667,506
0.25%, 8/31/25	10,715	10,541,868
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.25%, 10/31/25	$23,400	$ 22,876,171
0.375%, 4/30/25	20,947	20,881,228
1.625%, 2/15/26	26,358	25,797,629
2.00%, 8/15/25	32,145	31,875,475
2.75%, 5/15/25	20,947	20,909,181
2.75%, 6/30/25	50,000	49,823,399
3.125%, 8/15/25	21,430	21,339,396
4.25%, 5/31/25	50,000	50,003,541
4.25%, 12/31/25	36,825	36,858,189
4.625%, 2/28/26	39,537	39,715,351
4.875%, 11/30/25	115,065	115,584,912
5.00%, 8/31/25	10,715	10,746,817
5.00%, 9/30/25	40,000	40,148,518
5.00%, 10/31/25	24,030	24,140,820
Total U.S. Treasury Obligations (identified cost $1,170,600,766)		$1,171,861,092
Total Short-Term Investments (identified cost $1,449,154,186)		$1,450,414,512
Total Investments — 89.5% (identified cost $1,503,499,604)		$1,548,015,042
Other Assets, Less Liabilities — 10.5%		$ 181,524,228
Net Assets — 100.0%		$1,729,539,270
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	424	Long	5/30/25	$ 31,363,280	$ 2,283,126
Cocoa	382	Long	7/16/25	30,132,160	(1,046,326)
Coffee	423	Long	7/21/25	59,547,825	(1,990,780)
Copper	499	Long	7/29/25	63,385,475	2,958,907

Parametric
Commodity Strategy Fund
March 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Corn	2,549	Long	7/14/25	$ 59,041,213	$ (464,450)
Cotton No. 2	909	Long	7/9/25	30,901,455	1,079,982
Feeder Cattle	106	Long	8/28/25	15,343,500	635,134
Gold	105	Long	6/26/25	33,078,150	2,368,500
Kansas Wheat	518	Long	7/14/25	14,763,000	(135,684)
Lean Hogs	762	Long	6/13/25	29,039,820	(2,543,210)
Live Cattle	805	Long	6/30/25	65,575,300	3,247,794
LME Copper	241	Long	4/14/25	58,317,361	4,005,373
LME Copper	254	Long	5/19/25	61,572,585	2,613,733
LME Copper	249	Long	6/16/25	60,427,943	302,620
LME Lead	535	Long	4/14/25	26,649,821	537,869
LME Lead	583	Long	5/19/25	29,208,883	29,767
LME Lead	581	Long	6/16/25	29,194,233	(515,317)
LME Nickel	569	Long	4/14/25	53,718,812	1,433,985
LME Nickel	640	Long	5/19/25	60,750,182	498,066
LME Nickel	614	Long	6/16/25	58,536,034	(888,554)
LME Primary Aluminum	1,665	Long	4/14/25	104,734,744	539,498
LME Primary Aluminum	1,828	Long	5/19/25	115,594,494	(4,288,818)
LME Primary Aluminum	1,868	Long	6/16/25	118,165,477	(7,064,143)
LME Tin	88	Long	4/14/25	16,198,600	3,155,900
LME Tin	95	Long	5/19/25	17,518,000	2,812,515
LME Tin	93	Long	6/16/25	17,135,250	2,169,590
LME Zinc	782	Long	4/14/25	55,552,107	(868,767)
LME Zinc	838	Long	5/19/25	59,682,360	862,398
LME Zinc	825	Long	6/16/25	58,864,163	(1,101,468)
Low Sulphur Gasoil	920	Long	6/12/25	62,261,000	4,020,910
Natural Gas	2,386	Long	12/29/25	129,941,560	24,800,838
NY Harbor ULSD	669	Long	5/30/25	63,476,192	3,263,857
Palladium	321	Long	6/26/25	32,122,470	(278,731)
Platinum	596	Long	7/29/25	30,619,500	1,107,378
RBOB Gasoline	1,362	Long	5/30/25	130,453,722	9,321,581
Robusta Coffee	280	Long	5/23/25	14,753,200	(1,025,619)
Silver	726	Long	7/29/25	126,810,420	5,078,414
Soybean Meal	967	Long	7/14/25	28,951,980	(937,890)
Soybean Oil	2,389	Long	7/14/25	65,062,026	2,784,348
Soybeans	1,203	Long	7/14/25	61,849,238	(225,943)
Sugar No. 11	1,473	Long	6/30/25	30,768,024	1,345,296
Wheat	1,056	Long	7/14/25	29,066,400	(757,298)
White Sugar	586	Long	7/16/25	15,364,921	674,171
WTI Crude Oil	443	Long	5/20/25	31,430,850	2,381,782
LME Copper	(241)	Short	4/14/25	(58,317,361)	(2,693,963)
LME Copper	(254)	Short	5/19/25	(61,572,585)	(195,008)
LME Lead	(535)	Short	4/14/25	(26,649,821)	(52,262)

Parametric
Commodity Strategy Fund
March 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Lead	(583)	Short	5/19/25	$ (29,208,883)	$ 545,237
LME Nickel	(569)	Short	4/14/25	(53,718,812)	(378,948)
LME Nickel	(640)	Short	5/19/25	(60,750,183)	932,947
LME Primary Aluminum	(1,665)	Short	4/14/25	(104,734,744)	4,305,046
LME Primary Aluminum	(1,828)	Short	5/19/25	(115,594,494)	6,876,022
LME Tin	(88)	Short	4/14/25	(16,198,599)	(2,603,036)
LME Tin	(95)	Short	5/19/25	(17,518,000)	(2,248,985)
LME Zinc	(782)	Short	4/14/25	(55,552,107)	(1,037,225)
LME Zinc	(838)	Short	5/19/25	(59,682,360)	1,099,456
					$66,729,615
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2025 were $327,187,324 or 18.9% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts, and in commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $278,553,420, which represents 16.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$60,222,366	$802,374,279	$(584,043,225)	$ —	$ —	$278,553,420	$2,633,569	278,553,420
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
Commodity Strategy Fund
March 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 97,600,530	$ —	$ —	$ 97,600,530
Short-Term Investments:
Affiliated Fund	278,553,420	—	—	278,553,420
U.S. Treasury Obligations	—	1,171,861,092	—	1,171,861,092
Total Investments	$376,153,950	$1,171,861,092	$ —	$1,548,015,042
Futures Contracts	$100,072,040	$ —	$ —	$ 100,072,040
Total	$476,225,990	$1,171,861,092	$ —	$1,648,087,082
Liability Description
Futures Contracts	$(33,342,425)	$ —	$ —	$ (33,342,425)
Total	$(33,342,425)	$ —	$ —	$ (33,342,425)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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